Share-based payments - Schedule of Change in Number of Outstanding Awards (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)				2,520,000
CEO 2025-2027 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	0	0	0
Granted (in shares)	744,416	0	0
Forfeited (in shares)	0	0	0
Vested (in shares)	0	0	0
Outstanding at end of period (in shares)	744,416	0	0	0
CEO 2022-2024 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	840,000	1,680,000	2,520,000
Granted (in shares)	0	0	0
Forfeited (in shares)	(471,057)	(252,000)	(252,000)
Vested (in shares)	(368,943)	(588,000)	(588,000)
Outstanding at end of period (in shares)	0	840,000	1,680,000	2,520,000
CEO IPO PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	0	0	600,000
Granted (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Vested (in shares)	0	0	(600,000)
Outstanding at end of period (in shares)	0	0	0	600,000
2025-2027 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	0	0	0
Granted (in shares)	1,290,000	0	0
Forfeited (in shares)	(12,188)	0	0
Vested (in shares)	0	0	0
Outstanding at end of period (in shares)	1,277,812	0	0	0
2024-2026 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	496,900	0	0
Granted (in shares)	0	518,350	0
Forfeited (in shares)	(87,967)	(21,450)	0
Vested (in shares)	0	0	0
Outstanding at end of period (in shares)	408,933	496,900	0	0
2022-2024 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	1,385,650	1,480,850	1,366,050
Granted (in shares)	0	0	114,800
Forfeited (in shares)	(245,104)	(95,200)	0
Vested (in shares)	(1,140,546)	0	0
Outstanding at end of period (in shares)	0	1,385,650	1,480,850	1,366,050
2025-2028 RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	0	0	0
Granted (in shares)	259,845	0	0
Forfeited (in shares)	0	0	0
Vested (in shares)	0	0	0
Outstanding at end of period (in shares)	259,845	0	0	0
Management 2023 RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	60,000	170,000	0
Granted (in shares)	0	17,000	170,000
Forfeited (in shares)	0	0	0
Vested (in shares)	(30,000)	(127,000)	0
Outstanding at end of period (in shares)	30,000	60,000	170,000	0
Management 2022 to 2025 RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	580,050	634,650	585,450
Granted (in shares)	0	0	49,200
Forfeited (in shares)	(2,712)	(54,600)	0
Vested (in shares)	0	0	0
Outstanding at end of period (in shares)	577,338	580,050	634,650	585,450
Management IPO PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period (in shares)	0	0	880,000
Granted (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Vested (in shares)	0	0	(880,000)
Outstanding at end of period (in shares)	0	0	0	880,000